PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	€ 59,742	€ 57,765
Additions	13,141	24,986
Disposals	(3,253)	(2,327)
Depreciation	(15,348)	(20,159)
Translation differences and other movements	(524)	(523)
Right-of-use assets, end of period	53,758	59,742
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	25,574	15,834
Additions	3,987	16,214
Disposals	(2,780)	0
Depreciation	(5,753)	(6,564)
Translation differences and other movements	585	90
Right-of-use assets, end of period	21,613	25,574
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	5,041	7,612
Additions	1,409	2,578
Disposals	0	(24)
Depreciation	(1,348)	(5,159)
Translation differences and other movements	(1,618)	34
Right-of-use assets, end of period	3,484	5,041
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	29,127	34,319
Additions	7,745	6,194
Disposals	(473)	(2,303)
Depreciation	(8,247)	(8,436)
Translation differences and other movements	509	(647)
Right-of-use assets, end of period	€ 28,661	€ 29,127